Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Balance at beginning of period	259,299	293,372
Exercised	0	(1,000)
Expired	(3,000)	(33,073)
Forfeited	0
Granted	425,842
Balance at end of period	682,141	259,299	293,372
Outstanding exercisable at December 31, 2012	262,952
Weighted Average Exercise Price
Balance at beginning of period	$ 7.75	$ 7.45
Exercised		$ 5.70
Expired	$ 5.33	$ 2.81
Forfeited
Granted	$ 5.68
Balance at end of period	$ 6.47	$ 7.75	$ 7.45
Outstanding exercisable	$ 7.31	$ 7.44
Weighted Average Remaining Contract Life
Outstanding Beginning of period	8 years 6 months 7 days	7 years 8 months 9 days	8 years 4 months 13 days
Granted	6 years
Outstanding exercisable at December 31, 2012	6 years 11 months 23 days
Aggregate Intrinsic Value
Outstanding Beginning of period		$ 66,544
Outstanding End of period	88,000		66,544
Outstanding exercisable	$ 9,252